Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) (CAD)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	265	305
Less: discounting accumulated liabilities to present value	26	39
Discounted environmental liabilities	239	266
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	195	237
Less: discounting accumulated liabilities to present value	23	36
Discounted environmental liabilities	172	201
LAR [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	70	68
Less: discounting accumulated liabilities to present value	3	3
Discounted environmental liabilities	67	65